Note 4(a) - Advances for Vessels Acquisitions Under Construction	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Advances for Vessels Acquisition Under Construction [Text Block]
4 (a)	Advances for vessels acquisitions / under construction:

An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions / under construction
Balance, December 31, 2017	6,757
— Advances paid	60,731
— Capitalized expenses	3,346
— Transferred to Vessels	(32,090)
Balance, December 31, 2018	38,744
— Advances paid	158,905
— Capitalized expenses	3,812
— Transferred to Vessels, net	(189,220)
Balance, December 31, 2019	12,241

In the year ended
December 31, 2018,
Advances for the construction of newbuilding vessels relate to M/T Eco Palm Desert, M/T Eco California, M/T Eco Marina Del Ray, M/T Eco Bel Air and M/T Eco Beverly Hills of
$25,347,
$14,392,
$7,288,
$8,531
and
$8,519
respectively. On
September 7, 2018,
the Company took delivery of M/T Eco Palm Desert from Hyundai and hence advances paid and capitalized expenses relating to the vessel were transferred from Advances for vessels acquisitions / under construction to Vessels, net.

On
January 30,
March 13,
April 5
and
May 9, 2019,
the Company took delivery of M/T Eco California, M/T Eco Marina Del Ray, M/T Eco Bel Air and M/T Eco Beverly Hills respectively from Hyundai (the first
two
vessels from Hyundai Mipo Dockyard and the
second
two
vessels from Hyundai Samho Dockyard) and hence advances paid and capitalized expenses relating to the vessels were transferred from Advances for vessels acquisitions / under construction to Vessels, net. For the year ended
December 31, 2019,
the balance of Advances for vessels acquisitions / under construction relate to M/T Eco Los Angeles and M/T Eco City of Angels and consist of
$6,169
and
$6,072
respectively, out of which
$533
and
$435
relate to capitalized expenses.